Biological Assets - Summary of Significant Unobservable Inputs and Impact on Fair Value of Biological Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) Quantity	Dec. 31, 2020 CAD ($) Quantity
Yield per Square Foot of Growing Space
Disclosure Of Reconciliation Of Changes In Biological Assets [Line Items]
Effect of change | $	$ 435	$ 347
Average Net Selling Price
Disclosure Of Reconciliation Of Changes In Biological Assets [Line Items]
Effect of change | $	1,014	1,022
After Harvest Cost to Complete and Sell
Disclosure Of Reconciliation Of Changes In Biological Assets [Line Items]
Effect of change | $	$ 249	$ 291
Weighted Average Input
Disclosure Of Reconciliation Of Changes In Biological Assets [Line Items]
Yield per square foot of growing space | Quantity	49	45
Average net selling price | Quantity	4.49	5.13
After harvest cost to complete and sell | Quantity	1.06	1.32